RECLAMATION AND REMEDIATION PROVISIONS	12 Months Ended
Dec. 31, 2021
RECLAMATION AND REMEDIATION PROVISIONS
RECLAMATION AND REMEDIATION PROVISIONS

14.    RECLAMATION AND REMEDIATION PROVISIONS

The Company’s reclamation and remediation provisions relates to site restoration, clean-up, ongoing treatment, and monitoring at Tucano in Brazil, the GMC and Topia in Mexico, and Coricancha in Peru.

	December 31, 2021			December 31, 2020
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$14,280	$—	$14,280	$15,241	$—	$15,241
GMC	8,512	114	8,398	8,184	348	7,836
Topia	7,882	—	7,882	6,601	—	6,601
Coricancha	40,196	292	39,904	38,299	610	37,689
	$70,870	$406	$70,464	$68,325	$958	$67,367

	December 31,	December 31,
	2021	2020
Balance, beginning of year	$68,325	$55,574
Change in estimates (a)	1,782	16,607
Accretion	2,225	1,517
Reclamation work performed	—	(902)
Foreign exchange	(1,462)	(4,471)
Balance, end of year	$70,870	$68,325

(a)     Change in estimates

Reclamation and remediation provisions are adjusted for changes in estimates related to changes in inflation assumptions, discount rates, timing of planned reclamation and changes in estimates of costs.

	2021	2020
Topia	$1,072	$2,151
Tucano	(1,035)	1,092
GMC(i)	(208)	(343)
Change in estimate recorded to mineral properties, plant and equipment	(171)	2,941
Coricancha(ii)	1,562	13,666
GMC(i)	391	41
	$1,782	$16,607

(i)	The GMC related property plant and equipment were fully amortized during the year ended December 31, 2021, and accordingly the remaining change in estimate was expensed.
(ii)	The change in estimate relating to Coricancha for the year ended December 31, 2021 adjusts reimbursement rights receivable by $0.6 million (2020 - $2.9 million) and exploration and evaluations assets by $1.0 million (2020 - $10.7 million).

The reclamation and remediation provision for the GMC and Topia operations is based on the following assumptions:

	2021	2020
Total estimated future cash flows	$23,052	$18,895
Expected settlement of obligations (years)	2021 - 2043	2021 – 2043
Weighted average risk-free rate (discount rate)
GMC	7.6%	4.6%
Topia	7.6%	4.8%

A 1% change in the discount rate while holding the other assumptions constant would decrease or increase the provision by $0.6 million.

The reclamation and remediation provision for Coricancha is based on the following assumptions:

	2021	2020
Total estimated future cash flows	$44,047	$42,725
Expected settlement of obligations (years)	2022 - 2044	2021 – 2049
Weighted average risk-free rate (discount rate)	1.3%	0.8%

For Coricancha, a portion of the reclamation and remediation provision is offset by a reimbursement rights receivable (note 10(a)). Of the total estimated cash flows at December 31, 2021, $12.8 million (2020 - $12.2 million) is reimbursable under the agreements with Nrystar (notes 10 and 25).

A 1% change in the discount rate would decrease or increase the provision by $2.1 million while holding the other assumptions constant.

The reclamation and remediation provision for Tucano is based on the following assumptions:

	2021	2020
Total estimated cash flows	$20,969	$22,594
Expected settlement of obligations (years)	2024 - 2029	2024 - 2029
Weighted average risk-free rate (discount rate)	11.3%	6.7%

A 1% change in the discount rate would decrease or increase the provision by $0.5 million while holding the other assumptions constant.